Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable
Employees and payroll accruals	$ 225	$ 104
Accrued expenses	772	829
Total	$ 997	$ 933